Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD SERIES FUND, INC.
Prospectus Date	rr_ProspectusDate	Apr. 30, 2025
Hartford Capital Appreciation HLS Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hartford Capital Appreciation HLS Fund Summary Section
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	YOUR EXPENSES.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Please note that fees and expenses in this table and the example below do not include fees and expenses that will be applied at the variable contract level or by a qualified pension or retirement plan and would be higher if such fees and expenses were included. You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that: ●You invest $10,000 ●Your investment has a 5% return each year ●The Fund’s operating expenses remain the same ●You reinvest all dividends and distributions Your actual costs may be higher or lower. Based on these assumptions, you would pay the following expenses whether or not you were to redeem your investment at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 65% of its net assets in common stocks. The Fund may invest in securities of any market capitalization, but tends to focus on medium and large companies. The Fund may also invest up to 15% of its net assets in equity securities of foreign issuers and non-dollar securities, including companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The Fund seeks its investment objective by employing a multiple sleeve structure, which means the Fund has several components that are managed separately using different investment styles. Each component sleeve has a distinct investment philosophy and analytical process to identify specific securities for purchase or sale. Wellington Management Company LLP (“Wellington Management”), the Fund’s sub-adviser, also may invest a portion of the Fund’s assets in securities that it believes may complement the risk biases of the other sleeves (“Risk Managed Sleeve”) and selects such securities using systematic screening methodologies. Wellington Management does not allocate a set percentage to any of these sleeves but instead seeks a flexible and diversified Fund profile. Together the investment strategies represent a wide range of investment philosophies, companies, industries and market capitalizations. Based on market or economic conditions, the Fund may, through its stock selection process, focus in one or more sectors of the market. The Fund may trade securities actively.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below indicates the risks of investing in the Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at hartfordfunds.com. The returns for the Fund in the bar chart and table: ●Assume reinvestment of all dividends and distributions●Would be lower if the effect of sales charges or other fees that may be applied at the contract or plan level were included.The bar chart: ●Shows how the Fund’s total return has varied from year to year ●Shows the returns of Class IA shares. Returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	 The performance information below indicates the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Russell 3000 Index is the Fund’s performance index and regulatory index and the S&P 500 Index is the Fund’s secondary performance index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	hartfordfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Total returns by calendar year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart: ●Shows how the Fund’s total return has varied from year to year ●Shows the returns of Class IA shares. Returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	●Would be lower if the effect of sales charges or other fees that may be applied at the contract or plan level were included.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart above:ReturnsQuarter EndedBest Quarter Return20.62%June 30, 2020Worst Quarter Return-19.98%March 31, 2020
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows returns for the Fund over time compared to those of two broad-based market indices. The Russell 3000 Index is the Fund’s performance index and regulatory index and the S&P 500 Index is the Fund’s secondary performance index.
Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2024
Hartford Capital Appreciation HLS Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Hartford Capital Appreciation HLS Fund | Risk Not Insured [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Hartford Capital Appreciation HLS Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk – Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities of a company may decline in value due to its financial prospects and activities, including certain operational impacts, such as data breaches and cybersecurity attacks. Securities may also decline in value due to general market and economic movements and trends, including adverse changes to credit markets, or as a result of other events such as geopolitical events, natural disasters, or widespread pandemics (such as COVID-19) or other adverse public health developments.
Hartford Capital Appreciation HLS Fund | Equity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Risk – The risk that the price of equity or equity related securities may decline due to changes in a company’s financial condition and overall market and economic conditions.
Hartford Capital Appreciation HLS Fund | Large Cap Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Cap Securities Risk – The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.
Hartford Capital Appreciation HLS Fund | Mid Cap Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mid-Cap Securities Risk – The securities of mid-capitalization companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.
Hartford Capital Appreciation HLS Fund | Active Investment Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Active Investment Management Risk – The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. Although the sub-adviser considers several factors when making investment decisions, the sub-adviser may not evaluate every factor prior to investing in a company or issuer, and the sub-adviser may determine that certain factors are more significant than others.
Hartford Capital Appreciation HLS Fund | Asset Allocation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Asset Allocation Risk – The risk that if the Fund’s strategy for allocating assets among different portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. The investment styles employed by the portfolio managers may not be complementary, which could adversely affect the performance of the Fund.
Hartford Capital Appreciation HLS Fund | Foreign Investments Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Investments Risk – Investments in foreign securities may be riskier, more volatile, and less liquid than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection, less stringent accounting, corporate governance, financial reporting and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions and the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions), may affect the value of the Fund’s investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund’s foreign investments. The Fund may invest in depositary receipts, such as American Depositary Receipts. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.
Hartford Capital Appreciation HLS Fund | Emerging Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to investments in companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation and oversight, less extensive and less frequent accounting, financial, auditing and other reporting requirements, significant delays in settlement of trades, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. In addition, the imposition of exchange controls (including repatriation restrictions), sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments may also result in losses. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets.
Hartford Capital Appreciation HLS Fund | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency Risk – The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency.
Hartford Capital Appreciation HLS Fund | Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector Risk – To the extent the Fund invests more heavily in a particular sector or sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, from the broader market.
Hartford Capital Appreciation HLS Fund | Quantitative Investing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Quantitative Investing Risk – The value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in the analysis, the weights placed on each factor, and changes in the historical trends of the factors.
Hartford Capital Appreciation HLS Fund | Active Trading Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Active Trading Risk – Active trading could increase the Fund’s transaction costs (thus adversely affecting performance).
Hartford Capital Appreciation HLS Fund | Large Shareholder Transaction Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Transaction Risk – The Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Such redemptions may cause the Fund to sell securities at times when it would not otherwise do so or borrow money (at a cost to the Fund), which may negatively impact the Fund’s performance and liquidity. Similarly, large purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also increase transaction costs.
Hartford Capital Appreciation HLS Fund | IA
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.02%
Total other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.67%
Year 1	rr_ExpenseExampleYear01	$ 68
Year 3	rr_ExpenseExampleYear03	214
Year 5	rr_ExpenseExampleYear05	373
Year 10	rr_ExpenseExampleYear10	$ 835
2015	rr_AnnualReturn2015	1.02%
2016	rr_AnnualReturn2016	5.52%
2017	rr_AnnualReturn2017	22.14%
2018	rr_AnnualReturn2018	(6.96%)
2019	rr_AnnualReturn2019	31.28%
2020	rr_AnnualReturn2020	21.91%
2021	rr_AnnualReturn2021	14.76%
2022	rr_AnnualReturn2022	(15.30%)
2023	rr_AnnualReturn2023	20.00%
2024	rr_AnnualReturn2024	21.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.98%)
1 Year	rr_AverageAnnualReturnYear01	21.19%
5 Years	rr_AverageAnnualReturnYear05	11.50%
10 Years	rr_AverageAnnualReturnYear10	10.61%
Hartford Capital Appreciation HLS Fund | IB
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.02%
Total other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%
Year 1	rr_ExpenseExampleYear01	$ 94
Year 3	rr_ExpenseExampleYear03	293
Year 5	rr_ExpenseExampleYear05	509
Year 10	rr_ExpenseExampleYear10	$ 1,131
1 Year	rr_AverageAnnualReturnYear01	20.90%
5 Years	rr_AverageAnnualReturnYear05	11.22%
10 Years	rr_AverageAnnualReturnYear10	10.33%
Hartford Capital Appreciation HLS Fund | IC
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative services fee	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses	rr_Component2OtherExpensesOverAssets	0.02%
Total other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%
Year 1	rr_ExpenseExampleYear01	$ 119
Year 3	rr_ExpenseExampleYear03	372
Year 5	rr_ExpenseExampleYear05	644
Year 10	rr_ExpenseExampleYear10	$ 1,420
1 Year	rr_AverageAnnualReturnYear01	20.60%
5 Years	rr_AverageAnnualReturnYear05	10.95%
10 Years	rr_AverageAnnualReturnYear10	10.06%
Hartford Capital Appreciation HLS Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.02%
5 Years	rr_AverageAnnualReturnYear05	14.53%
10 Years	rr_AverageAnnualReturnYear10	13.10%
Hartford Capital Appreciation HLS Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.81%
5 Years	rr_AverageAnnualReturnYear05	13.86%
10 Years	rr_AverageAnnualReturnYear10	12.55%